Income Tax - Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Tax loss carryforwards and investment credits	$ 702	$ 612
Less unrecognized tax benefit	(19)	(21)
Tax loss carryforwards net of unrecognized tax benefit	683	591
Inventory valuation	34	28
Impairment and restructuring charges	3	6
Fixed asset depreciation in arrears	82	39
Increased depreciation incentives	182	213
Capitalized development costs	107	118
Receivables for government funding	40	14
Tax credits granted on past capital investments	215	1,151
Pension service costs	104	81
Stock awards	11	6
Operating lease liabilities	36	40
Commercial accruals	13	15
Other temporary differences	26	22
Total deferred tax assets	1,536	2,324
Valuation allowances	(638)	(1,534)
Deferred tax assets, net	898	790
Accelerated fixed asset depreciation	(21)	(20)
Acquired intangible assets	(40)	(16)
Advances of government funding	(94)	(31)
Operating lease right-of-use assets	(36)	(40)
Other temporary differences	(43)	(7)
Deferred tax liabilities	(234)	(114)
Net deferred income tax asset	$ 664	$ 676